Contract Billing Status - Schedule of Contract Satisfied Over Time (Details)	Jun. 30, 2026 USD ($)
Schedule of Contract Satisfied Over Time [Line Items]
Total RUPO	$ 782,761,025
Within 1 year [Member]
Schedule of Contract Satisfied Over Time [Line Items]
Total RUPO	732,761,025
1 to 2 years [Member]
Schedule of Contract Satisfied Over Time [Line Items]
Total RUPO	50,000,000
Thereafter [Member]
Schedule of Contract Satisfied Over Time [Line Items]
Total RUPO